Property, plant and equipment	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
10. Property,	plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2018 and 2017 are as follows:

	Other buildings and facilities	Furniture and fixtures	Machinery and equipment	Vehicles	Othes	Total
As of June 30, 2016
Costs	88,118	22,583	124,586	3,154	56	238,497
Accumulated depreciation	(18,390)	(11,018)	(89,423)	(1,341)	-	(120,172)
Net book amount as of 06.30.16	69,728	11,565	35,163	1,813	56	118,325
Additions	509	3,958	19,345	-	54	23,866
Depreciation charges (i)	(4,772)	(2,321)	(13,989)	(573)	-	(21,655)
As of June 30, 2017	65,465	13,202	40,519	1,240	110	120,536
Costs	88,627	26,541	143,931	3,154	110	262,363
Accumulated depreciation	(23,162)	(13,339)	(103,412)	(1,914)	-	(141,827)
Net book amount as of 06.30.17	65,465	13,202	40,519	1,240	110	120,536
Additions	3,235	991	20,563	-	-	24,789
Transfers from investment properties (Note 9)	3,026	-	-	-	-	3,026
Disposals	(12,379)	-	-	-	-	(12,379)
Incorporation as result of business combination (Note 15)	-	-	67	126	-	193
Depreciation charges (i)	(5,580)	(2,253)	(18,323)	(572)	-	(26,728)
As of June 30, 2018	53,767	11,940	42,826	794	110	109,437
Costs	82,509	27,532	164,561	3,280	110	277,992
Accumulated depreciation	(28,742)	(15,592)	(121,735)	(2,486)	-	(168,555)
Net book amount as of 06.30.18	53,767	11,940	42,826	794	110	109,437

(i)	As of June 30, 2018 and 2017, depreciation charges were charged to “Costs” in the amount of Ps. 23,218 and Ps. 18,126, respectively, to “General and administrative expenses” in the amount of Ps. 3,324 and Ps. 3,253, respectively and to “Selling expenses” in the amount of Ps. 186 and Ps. 276, respectively, in the Statements of Comprehensive Income (Note 25).

As of June 30, 2018 and 2017, there are no properties under development included in this items, there were no capitalization of financial costs anual no items of property plant and equipment have assets been mortgaged to guarantee group loans.

During the fiscal years ended June 30, 2017 and 2016, borrowing costs were not capitalized.

The Group leases computer equipment under non-cancellable finance lease agreements. The lease terms have an average of 4 and 5 years, and ownership of the assets lie within the Group (Note 23). Book amount of this equipment, included in class "Machinery and equipment”, is as follows:

	06.30.18	06.30.17
Costs – capitalized finance leases	12,658	9,217
Accumulated depreciation	(4,427)	(7,333)
Net book amount	8,231	1,884